PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

(5) PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2010	2011
Computer equipment	47,040,136	55,602,672
Furniture and office equipment	6,915,877	7,806,643
Leasehold improvements	7,411,073	7,737,400
Purchased software	26,146,286	27,659,057
Capitalized software development costs	35,047,083	45,585,121
Software development projects in progress	1,905,757	302,442
Less: accumulated depreciation and amortization	(82,569,818)	(100,463,597)

Property and equipment, net	41,896,394	44,229,738

Depreciation expense for property and equipment was RMB20,110,213, RMB19,384,294 and RMB21,286,199 (US$3,382,036) for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2010 and 2011, the Group’s capitalized software development costs, including projects in progress, net of accumulated amortization, were RMB17,205,750 and RMB17,108,334, respectively. For the years ended December 31, 2009, 2010, and 2011, the Group recorded depreciation relating to capitalized software development costs of RMB5,424,326, RMB7,716,376 and RMB9,818,104, respectively.